UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Principal Amount		Rate (1)	Maturity	Value
	Bank Loans - 99.2%
	Aerospace & Defense - 2.8%
$105,300	Academi Holdings, LLC	6.250%	7/25/2019	$104,774
350,000	BE Aerospace, Inc.	4.000	12/16/2021	351,094
122,163	Wyle Services Corporation	5.000	5/21/2021	122,087
	Total Aerospace & Defense			577,955

	Automotive - 3.1%
150,000	GST Autoleather, Inc.	6.500	7/10/2020	148,500
500,000	MPG Holdco I, Inc.	4.500	10/20/2021	502,545
	Total Automotive			651,045

	Banking, Finance, Insurance & Real Estate - 8.1%
136,602	Asurion, LLC	5.000	5/24/2019	136,248
756,000	Asurion, LLC	8.500	3/03/2021	763,799
93,000	CGSC of Delaware Holdings Corporation	8.250	10/05/2020	82,770
106,904	Confie Seguros Holding II Co.	5.750	11/09/2018	106,859
197,498	NXT Capital, LLC	6.250	9/04/2018	196,016
46,927	Onex York Acquisition Co.	4.750	10/01/2021	46,854
5,073	Onex York Acquisition Co. (2)	9.500	12/04/2019	5,073
195,435	Orchard Acquisition Company, LLC	7.000	2/08/2019	194,051
171,000	RCS Capital Corporation	6.500	4/29/2019	160,597
	Total Banking, Finance, Insurance & Real Estate			1,692,267

	Beverage, Food & Tobacco - 1.3%
194,513	Candy Intermediate Holdings, Inc.	7.500	6/18/2018	190,217
75,000	GOBP Holdings, Inc.	5.750	10/21/2021	75,094
	Total Beverage, Food & Tobacco			265,311

	Capital Equipment - 1.0%
217,704	Marine Acquisition Corp.	5.250%	2/01/2021	218,248

	Chemicals, Plastics, & Rubber - 0.7%
49,000	Citadel Plastic Holdings, Inc.	5.250	11/05/2020	49,123
86,000	Royal Adhesives and Sealants, LLC	9.750	1/31/2019	86,967
	Total Chemicals, Plastics, & Rubber			136,090

	Construction & Building - 6.9%
161,321	C.H.I. Overhead Doors, Inc.	5.500	3/18/2019	160,817
58,613	DTZ U.S. Borrower, LLC (3)	0.000	11/04/2021	58,980
98,387	DTZ U.S. Borrower, LLC	5.500	11/04/2021	99,002
99,000	DTZ U.S. Borrower, LLC	9.250	11/04/2022	99,619
124,063	Norcraft Companies L.P.	5.250	12/11/2020	124,063
231,253	Quality Home Brands Holdings, LLC	7.750	12/17/2018	231,397
685,068	US LBM Holdings, LLC	8.000	5/02/2020	674,791
	Total Construction & Building			1,448,669

	Consumer Goods - 1.9%
221,262	Hunter Fan Company	6.500	12/20/2017	221,401
91,000	Pelican Products, Inc.	9.250	4/09/2021	90,545
84,716	Sun Products Corporation, The	5.500	3/23/2020	81,962
	Total Consumer Goods			393,908

	Containers, Packaging & Glass - 1.9%
38,000	Berlin Packaging, LLC	4.500	10/01/2021	37,992
250,000	Hilex Poly Co. LLC	5.000	6/30/2021	249,124
87,000	IBC Capital US, LLC	4.750	9/09/2021	87,218
27,000	Pro Mach, Inc.	5.500	10/22/2021	27,144
	Total Containers, Packaging & Glass			401,478

Sound Point Floating Rate Income Fund
Schedule of Investments
November 30, 2014 (Unaudited) (Continued)

Principal Amount		Rate (1)	Maturity	Value
	Energy - 2.0%
$200,000	Alfred Fueling Systems, Inc.	8.500%	6/18/2021	$197,583
27,300	Bowie Resource Holdings, LLC	11.750	8/16/2021	27,232
202,563	Stallion Oilfield Services, Ltd.	8.000	6/19/2018	190,916
	Total Energy			415,731

	Environmental Industries - 1.4%
187,000	Enviromental Resources Management	5.000	5/14/2021	185,714
4,720	Granite Acquisition, Inc.	5.000	10/15/2021	4,759
107,280	Granite Acquisition, Inc.	5.000	10/15/2021	108,169
	Total Environmental Industries			298,642

	Healthcare & Pharmaceuticals - 14.9%
167,559	Alvogen Pharma US, Inc	7.000	5/23/2018	169,235
296,450	Covis Pharma Holdings S.a r.I.	6.000	4/04/2019	296,080
500,000	FHC Health Systems, Inc.	5.000	10/08/2021	501,874
493,750	LTCG Holdings Corp.	6.000	6/08/2020	493,750
555,608	Millennium Laboratories, LLC	5.250	4/16/2021	558,735
133,252	Onex Carestream Finance, LP	9.500	12/04/2019	132,686
237,826	Progressive Solutions, LLC	5.500	10/22/2020	238,421
340,429	Therakos, Inc.	7.500	12/27/2017	341,706
250,000	Therakos, Inc.	11.250	7/18/2018	256,250
125,730	Water Pik, Inc.	5.750	7/08/2020	125,259
	Total Healthcare & Pharmaceuticals			3,113,996

	High Tech Industries - 5.7%
162,787	Answers Corporation	6.250	10/01/2021	157,903
111,160	Ascend Learning, LLC	6.000	7/31/2019	111,681
33,000	Datapipe, Inc.	8.500	9/07/2019	31,990
221,200	Eastman Kodak Company	7.250	9/03/2019	223,239
101,000	iParadigms Holdings, LLC	5.000	7/30/2021	99,927
46,667	iQor US, Inc.	9.750	4/01/2022	43,050
11,000	Navex Global, Inc.	5.750	11/19/2021	10,931
119,000	Navex Global, Inc.	9.750	11/18/2022	119,000
150,000	Regit Eins GmbH	6.000	1/08/2021	147,188
75,508	Stratus Technologies, Inc.	6.000	4/28/2021	75,461
68,000	Systems Maintenance Services, Inc.	9.250	10/16/2020	67,830
110,000	TIBCO Software, Inc.	5.500	12/07/2015	107,525
	Total High Tech Industries			1,195,725

	Hotel, Gaming & Leisure - 10.5%
102,000	AMF Bowling Centers, Inc.	7.250	9/17/2021	101,405
563,000	Aristocrat Technologies, Inc.	4.750	10/20/2021	562,859
65,835	Caesars Entertainment Operating Company	9.750	1/28/2018	60,980
435,708	Caesars Entertainment Resort Properties, LLC	7.000	10/11/2020	417,347
67,830	Diamond Resorts Corporation	5.500	5/07/2021	67,660
185,129	Easton-Bell Sports Inc.	6.500	4/15/2021	186,054
236,408	Fitness International, LLC	5.500	7/01/2020	234,043
95,000	Global Cash Access, Inc.	6.250	11/27/2020	94,288
141,000	Great Wolf Resorts, Inc.	5.750	8/06/2020	140,853
145,898	Mohegan Tribal Gaming Authority	5.500	11/19/2019	142,276
199,500	World Triathlon Corporation	5.250	6/25/2021	198,253
	Total Hotel, Gaming & Leisure			2,206,018

Sound Point Floating Rate Income Fund
Schedule of Investments
November 30, 2014 (Unaudited) (Continued)

Principal Amount		Rate (1)		Maturity	Value
	Media - 13.2%
$57,709	Active Network, Inc.	5.500%		11/13/2020	$57,505
251,000	AP NMT Acquisition B.V.	6.750		8/13/2021	246,085
181,000	Block Communications, Inc.	5.750		11/05/2021	181,792
118,405	Cengage Learning Acquisitions, Inc.	7.000		3/31/2020	118,766
43,450	Deluxe Entertainment Services Group Inc.	6.500		2/28/2020	40,137
301,254	Encompass Digital Media, Inc.	5.500		6/07/2021	302,760
150,000	Encompass Digital Media, Inc.	8.750		6/03/2022	150,000
74,360	Extreme Reach, Inc.	6.750		2/07/2020	74,825
217,000	Extreme Reach, Inc.	10.500		1/22/2021	218,628
317,205	IMG Worldwide Holdings, LLC	5.250		5/06/2021	310,167
35,730	ION Media Networks, Inc.	5.000		12/18/2020	35,685
155,270	ION Media Networks, Inc.	4.750		12/18/2020	154,494
146,301	McGraw-Hill Global Education Holdings, LLC	5.750		3/22/2019	147,123
184,075	Mergermarket USA, Inc.	4.500		2/04/2021	177,172
62,000	Mergermarket USA, Inc.	7.500		2/04/2022	58,900
202,000	ProQuest, LLC	5.250		10/22/2021	203,346
275,513	RentPath, Inc.	6.250		5/29/2020	275,513
	Total Media				2,752,898

	Metals & Mining - 0.9%
228,000	Euramax Holdings, Inc.	12.250	*	9/30/2016	190,950

	Retail - 3.4%
25,870	ABG Intermediate Holdings 2, LLC	5.500		5/27/2021	25,773
406,980	Bob's Discount Furniture, LLC	5.250		2/12/2021	397,653
62,000	Bob's Discount Furniture, LLC	9.000		2/07/2022	58,435
83,000	Mattress Holding Corp.	5.250		10/20/2021	83,260
103,740	Mister Car Wash Holdings, Inc.	5.000		8/20/2021	103,481
38,469	Vince Intermediate Holding, LLC	5.750		11/27/2019	38,541
	Total Retail				707,143

	Services - 11.0%
164,000	Access CIG, LLC	6.000		10/18/2021	163,180
465,843	Aderant North America, Inc.	5.250		12/20/2018	463,512
122,967	Apple Leisure Group	7.000		2/28/2019	122,352
92,761	Apple Leisure Group	7.000		2/28/2019	92,297
127,000	Central Security Group, Inc.	6.250		10/06/2020	126,524
146,633	ConvergeOne Holdings Corp.	6.000		6/17/2020	146,358
76,033	Cunningham Lindsey U.S., Inc.	5.000		12/10/2019	74,441
108,221	Direct ChassisLink	8.250		11/30/2021	106,858
128,678	Electrical Components Inter., Inc.	5.750		5/28/2021	130,286
213,917	Merrill Communications, LLC	5.750		3/08/2018	214,897
84,469	Miller Heiman, Inc.	6.750		9/30/2019	82,489
318,000	Vestcom International, Inc.	5.250		9/30/2021	317,603
238,000	Vestcom International, Inc.	8.750		9/30/2022	236,810
19,029	YP, LLC	8.000		6/04/2018	19,130
	Total Services				2,296,737

	Telecommunications - 3.5%
451,296	Latisys Corp.	5.250		3/06/2019	449,040
192,518	Nextgen Finance, LLC	5.000		5/28/2021	186,501
96,000	Securus Technologies, Inc.	9.000		4/30/2021	95,208
	Total Telecommunications				730,749

	Transportation - 4.4%
32,000	Capstone Logistics, LLC	5.500		10/01/2021	32,020
46,000	CBAC Borrower, LLC	8.250		7/02/2020	46,460
103,425	Commercial Barge Line Company	7.500		9/23/2019	103,942
24,000	LM U.S. Member, LLC	8.250		1/25/2021	23,820
215,384	Navios Maritime Partners L.P.	5.250		6/27/2018	216,731
492,500	Sirva Worldwide, Inc.	7.500		3/27/2019	493,731
	Total Transportation				916,704

Sound Point Floating Rate Income Fund
Schedule of Investments
November 30, 2014 (Unaudited) (Continued)

Principal Amount		Rate (1)	Maturity	Value
	Wholesale - 0.6%
$128,375	Distribution International, Inc.	7.500%	7/16/2019	$128,054

	Total Bank Loans (Cost $20,692,492)			20,738,318

	Corporate Bond - 0.3%
69,000	Eco Services Operations, LLC (4)	8.500%	11/01/2022	71,760

	Total Corporate Bond (Cost $69,000)			71,760

Shares
	Short Term Investments - 7.1%
1,491,899	Fidelity Institutional Government Portfolio 0.010% (5)			1,491,899

	Total Short Term Investments (Cost $1,491,899)			1,491,899

	Total Investments -106.6% (Cost $22,253,391)			$22,301,977
	Liabilities in Excess of Other Assets - (6.6)%			(1,382,848)
	Net Assets - 100.0%			$20,919,129

Percentages are stated as a percent of net assets.

Footnotes:
(1)	Variable rates securities. Rates disclosed as of November 30, 2014.
(2)	Unfunded loan commitment. The Fund is obligated to fund at the borrower's discretion.
(3)	Delayed draw term loan
(4)	Security exempt from registration under Regulation D of the Securities Act of 1933. Security may be
resold in certain transactions, normally to qualified institutional investors, to remain exempt from registration.
(5)	Rate quoted is seven-day yield at period end.
*	Fixed rate security

The Moody's industry classification was developed by and/or is the exclusive property of the
Moody’s Analytics, Inc. and has been licensed for use by Sound Point Capital Management, LP.

Valuation of Investments

The Fund’s investments in fixed income securities are normally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Sound Point Capital Management, LP (the “Adviser”). In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. The Fund has adopted the following fair value hierarchy as summarized below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed.  Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs

Bonds - The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they are categorized in Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$20,738,318	$-	$20,738,318
Corporate Bond	-	71,760	-	71,760
Total Fixed Income	-	20,810,078	-	20,810,078
Short-Term Investments	1,491,899	-	-	1,491,899
Total Assets	$1,491,899	$20,810,078	$-	$22,301,977

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$22,253,391
Gross unrealized appreciation	164,937
Gross unrealized depreciation	(116,351)
Net unrealized appreciation	$48,586

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date    January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
                Russell B. Simon, Treasurer and Principal Financial Officer

Date    January 28, 2015